Exhibit 99.02 Schedule 8

Loan Number	Issue Detail	Issue Check Result	Address Variation	Applicant Not in Title	No Open Mortgage	Delinquent OR Unpaid Taxes	Other Lien Amount Before Subject	Federal Tax Lien	State Tax Lien	Subject Mortgage Found	Subject in 1st Position	Subject Mortgage Foreclosed	Break in Assignment Chain	Assigned to Counterparty	Break in Assignment Chain Detail	Address Variation Detail	Property in Super Lien State?	XXX	Last Deed of Record Grantee	Subject Mortgage Original Grantee	Subject Mortgage Last Grantee	Subject Mortgage Last Assignment Addl Info	Subject Mortgage Amount	Subject Mortgage Lien Position	Subject Mortgage Modified?	Modification Amount	Modification Date	Subject Mortgage Modification Purpose	Senior Mortgages Count	Total Senior Mortgage Amount	Junior Mortgages Count	Total Junior Mortgage Amount	State Tax Lien Amount Before Subject	State Tax Lien Amount After Subject	Federal Tax Lien Amount Before Subject	Federal Tax Lien Amount After Subject	HOA Lien Amount Before Subject	HOA Lien Amount After Subject	Municipal Lien Amount Before Subject	Municipal Lien Amount After Subject	Other Lien Amount Before Subject	Other Lien Amount After Subject	Total Lien Amount Before Subject	Total Lien Amount After Subject (includes Delinquent Tax)	Total Lien Amount (includes Delinquent Tax)	Current Tax Amount	Delinquent Tax Amount	Total Tax Amount	Addl Info	Tax Info 1	Tax Info 2
OBX2026J4245	Delinquent or Unpaid Taxes	FAIL	PASS	PASS	PASS	FAIL	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			N		XXX XXX. XXXXX and XXX XXX. XXXXX, husband and wife, as community property with right of survivorship and not as a community property estate and not as tenants in common	XXX., as nominee for XXX	XXX., as nominee for XXX	N/A	$XXX	1	N				0	$XXX	0	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	"Property Type is Single Family Residence."	2026 1st Half taxes are due in the amount of $XXX on XX/XX/XXXX 2nd Half taxes are due in the amount of $XXX on XX/XX/XXXX. No priors No Exemptions, Assessment breakdown N/A.
OBX2026J4245	Delinquent or Unpaid Taxes	FAIL	PASS	PASS	PASS	FAIL	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			N		XXX XXX. XXXXX, as Trustee(s) of the XXX XXXXX Trust under Trust Instrument dated XX/XX/XXXX	XXX., as nominee for XXX	XXX., as nominee for XXX	N/A	$XXX	1	N				0	$XXX	0	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	"Property Type is Single Family Residence."	2026 1st half taxes are due in the amount of $XXX and 2nd half taxes are due in the amount of $XXX. No assessment breakdown.
OBX2026J4245	Delinquent or Unpaid Taxes	FAIL	PASS	PASS	PASS	FAIL	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			N		XXX XXXXX and XXX XXXXX, a married couple as joint tenants	XXX as Nominee for XXX	XXX as Nominee for XXX	N/A	$XXX	1	N				0	$XXX	0	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	"Property Type: Single Family Residential"
OBX2026J4245		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			Y		XXX XXX. XXXXX and XXX XXX. XXXXX, as Joint Tenants	XXX as Nominee for XXX	XXX as Nominee for XXX	N/A	$XXX	1	N				0	$XXX	0	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	"Property Type: Single Family Residential &#x0D; "
OBX2026J4245	Delinquent or Unpaid Taxes	FAIL	PASS	PASS	PASS	FAIL	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A	Y	XXX XXX. XXXXX and XXX XXX. XXXXX, husband and wife	XXX as Nominee for XXX	XXX as Nominee for XXX	N/A	$XXX	1	N	0	$XXX	0	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	"Property Type: Single Family Residential
																																																	An easement dated dated XX/XX/XXXX and recorded XX/XX/XXXX in(book) XXX(page) XXX(instrument) XX/XX/XXXX, of the official property records of _COUNTY_ County, _STATE_"	No assessment breakdown provided.
OBX2026J4245		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			Y		XXX XXXXX and XXX XXXXX, as Joint Tenants.	XXX as Nominee for XXX	XXX as Nominee for XXX	N/A	$XXX	1	N				0	$XXX	0	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	$XXX	"Property Type: Single Family Residential &#x0D; "